LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments
Components of long-term prepayments and other assets as of December 31, 2021 and 2022 were as follows (RMB in millions):

	2021	2022
Deposits paid to airline suppliers	183	239
Deposit paid to lessor	65	58
Deposits paid to advertising suppliers	35	21
Deposits paid to hotel suppliers	17	30
Other deposit	39	37
Long-term derivative assets	—	58
Prepayment for acquisition of property and equipment	5	33
Other long-term prepayments	27	69
Total	371	545